Investment Strategy - TSW International Equity Fund	Nov. 03, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets,

plus the amount of borrowings for investment purposes, in equity securities of foreign companies representing at least three countries other than the United States. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund’s adviser, Thompson, Siegel & Walmsley LLC (the “Adviser”), currently anticipates investing in at least 12 countries other than the United States. The Adviser emphasizes established companies in individual foreign markets and seeks to stress companies and markets that it believes are undervalued. The Adviser expects capital growth to be the predominant component of the Fund’s total return.

Generally, the Fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the Fund will emphasize larger, more seasoned or established companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The Fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The Adviser seeks to diversify the Fund’s investments around the world and within markets in an effort to minimize specific country and currency risks.

The Adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI Europe, Australasia and Far East (“EAFE”) Index. The Adviser also performs rigorous fundamental analysis. The Fund is typically composed of approximately 80-120 stocks as a result of this process. As of the date of this Prospectus, the Fund is expected to have significant exposure to the financial services sector, although this exposure may change over time.

The Adviser generally limits the portfolio’s investment universe to companies with a minimum of three years of operating history. The Adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.